Property, Plant and Equipment, net (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment, net [Abstract]
Non-cash transactions related to acquisitions of property, plant and equipment in accounts payable	$ 11,936,366	$ 2,233,722	$ 11,936,366	$ 2,233,722
Transmission Network, Other Mobile and Fixed Assets [Member]
Property, Plant and Equipment, net [Abstract]
Purchase of plant and equipment			84,449,485	83,921,827
Depreciation charges	28,994,564	28,363,636	90,060,281	81,096,366
Effect of translation of foreign entities	$ (13,660,178)	$ 44,843,715	$ (9,755,185)	$ 65,635,871